Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income attributable to Changyou.com Limited	$ 282,400	$ 245,456	$ 194,683
Numerator for basic earnings per share	282,400	245,456	194,683
Numerator for diluted earnings per share	$ 282,400	$ 245,456	$ 194,683
Denominator:
Weighted average number of ordinary shares outstanding-basic	105,656	104,854	103,792
Incremental shares from treasury stock method - restricted shares units	1,136	1,746	2,447
Weighted average number of ordinary shares outstanding-diluted	106,792	106,600	106,239
Basic net income per share	$ 2.67	$ 2.34	$ 1.88
Diluted net income per share	$ 2.64	$ 2.30	$ 1.83